FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Factoring Of Receivables Member
Disclosure Of Continuing Involvement In Derecognised Financial Assets [line items]
Maximum exposure to credit risk	$ 117,295	$ 258,313